Expense Example - VanEck Consumer Discretionary TruSector ETF - VanEck Consumer Discretionary TruSector ETF Class	Aug. 20, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	$ 53